Investment Strategy - StockSnips AI-Powered Sentiment US All Cap ETF	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	The following disclosure replaces the third paragraph of the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectus and prospectus:
Strategy Narrative [Text Block]
The Sub-Adviser generally selects securities from industries that exhibit sufficient news volume and publicly available information to allow effective application of the Sub-Adviser’s Sentiment Signal and that collectively provide representation across growth, defensive, and cyclical segments of the broader market. The applicable industries may change over time, generally enabling coverage for a greater number of industries. The Sub-Adviser then excludes any securities that have (i) less than $2 billion in market capitalization, (ii) high volatility as compared to the broader market, (iii) profitability metrics that the Sub-Adviser has determined are not attractive opportunities (e.g., based on return on equity), and (iv) less than a defined volume of news coverage. The Sub-Adviser then utilizes its algorithms to select sentiment leaders amongst the remaining investment universe.